Putnam Funds Trust Supplement	Mar. 17, 2017
Risk/Return:
Supplement Text

Prospectus Supplement	February 28, 2017

Putnam Absolute Return 100 Fund
Putnam Absolute Return 300 Fund
Putnam Absolute Return 500 Fund
Putnam Absolute Return 700 Fund
Prospectuses dated February 28, 2017

Class T shares of the fund are not currently available for purchase.

Prospectus Supplement	February 28, 2017

Putnam Global Sector Fund
Prospectuses dated February 28, 2017

Class T shares of the fund are not currently available for purchase.